Related Party Transactions (Affiliated Notes Receivable) (Details) - Affiliated Entity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total long-term notes receivable - affiliated	$ 649,771	$ 520,462
U.S. Dollar fixed rate notes
Related Party Transaction [Line Items]
Total long-term notes receivable - affiliated	$ 649,771	$ 520,462
U.S. Dollar fixed rate notes | Minimum
Related Party Transaction [Line Items]
Interest Rates	0.00%
U.S. Dollar fixed rate notes | Maximum
Related Party Transaction [Line Items]
Interest Rates	12.13%